SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment		¥ (2)	¥ (3)	$ (99)	¥ (696)	¥ (729)	¥ (781)
Depreciation of right of use assets	(49)	(356)	(354)
Other income			500
Interest income				1	5	13	13
Finance costs	(4)	(30)	(44)	(7)	(48)	191	(166)
Finance income	6	42	3	1	5	13	13
Fair value loss on financial instruments, net	531	3,862	(86)	120	847	1,007	(38,349)
Loss for the period from continuing operations	(17)	(122)	(4,506)	(1,177)	(8,337)	(23,338)	(48,979)
Other income/(losses)				529	3,742	699	599
Loss for the year from continuing operations				(1,177)	(8,337)	(23,338)	(43,884)
Total assets				35,855		249,906	218,042		¥ 253,807
Total liabilities				25,118		97,602	101,668		177,812
Income tax benefit							5,095
Segment assets				35,855		249,906			253,807
Assets of segment – Wastewater treatment						315,000
Net off						(244,915)
Total assets				35,855		319,991			253,807
Segment liabilities				25,118		97,602			177,812
Liabilities of segment - Wastewater treatment						254,396
Net off						(209,456)
Total liabilities				25,118		142,542			177,812
Total assets	36,349			35,855		319,991		¥ 264,159	253,807
Total liabilities	23,095			25,118		142,542		167,838	177,812
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment		(2)	(2)		(4)	(28)	(64)
Depreciation of right of use assets
Other income			500
Interest income					1		1
Finance costs		(1)	(1)		(1)	(1)	(1)
Finance income		2
Fair value loss on financial instruments, net
Loss for the period from continuing operations	(75)	(548)	(73)	178	1,263	(39)	(161)
Other income/(losses)				529	3,742	698	600
Loss for the year from continuing operations				178	1,263	(39)	(161)
Total assets				35,619		36,015	39,018		252,133
Total liabilities				22,502		38,306	41,251		159,285
Income tax benefit
Total assets	35,542							258,295	252,133
Total liabilities	21,224							154,240	159,285
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment			(1)	(99)	(692)	(701)	(717)
Depreciation of right of use assets	(49)	(356)	(354)
Other income
Interest income				1	4	13	12
Finance costs	(4)	(29)	(43)	(7)	(47)	192	(165)
Finance income	6	40	3
Fair value loss on financial instruments, net	531	3,862	(86)	120	847	1,007	(38,349)
Loss for the period from continuing operations	58	¥ 426	¥ (4,433)	(1,355)	(9,600)	(23,299)	(48,818)
Other income/(losses)						1	(1)
Loss for the year from continuing operations				(1,355)	¥ (9,600)	(23,299)	(43,723)
Total assets				236		213,891	179,024		1,674
Total liabilities				$ 2,616		¥ 59,296	60,417		18,527
Income tax benefit							¥ 5,095
Total assets	807							5,864	1,674
Total liabilities	$ 1,871							¥ 13,598	¥ 18,527